Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares Value
Exchange-Traded Funds – 73.0%
iShares Core U.S. Aggregate Bond ETF(a) ......................................... 6,221 $ 619,861
iShares iBonds Dec 2023 Term Corporate ETF ...................................... 25,000 629,750
iShares iBonds Dec 2024 Term Corporate ETF ...................................... 25,000 614,750
iShares iBoxx $ Investment Grade Corporate Bond ETF ............................... 5,675 622,037
iShares MBS ETF ............................................................. 6,531 618,681
Simplify Interest Rate Hedge ETF(b) .............................................. 10,022 610,841
Simplify Volatility Premium ETF(a)(b) .............................................. 30,000 652,500
Vanguard Short-Term Bond ETF .................................................. 8,087 618,575
Total Exchange-Traded Funds (Cost $4,995,756) .................................................. 4,986,995
Principal
U.S. Government Obligations – 12.2%
U.S. Treasury Note, 3.88%, 12/31/2029 ............................................ $ 700,000 712,195
U.S. Treasury Note, 4.25%, 10/15/2025(a) .......................................... 120,000 120,872
Total U.S. Government Obligations (Cost $829,744) ................................................ 833,067
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
iShares iBoxx $ Investment Grade Corporate Bond ETF, April Strike Price
$111, Expires 4/03/23 .......................................... 393 4,362,300 393
iShares iBoxx $ Investment Grade Corporate Bond ETF, April Strike Price
$113, Expires 4/14/23 .......................................... 342 3,864,600 3,078
iShares iBoxx $ Investment Grade Corporate Bond ETF, April Strike Price
$114, Expires 4/14/23 .......................................... 288 3,283,200 1,008
4,479
Total Purchased Options (Cost $8,174) ............................................................ 4,479
Total Investments – 85.2%
(Cost $5,833,674) ........................................................................... $ 5,824,541
Other Assets in Excess of Liabilities – 14.8% ........................................................ 1,008,501
Net Assets – 100.0% .......................................................................... $ 6,833,042
Number of
Contracts Notional Amount
Written Options – (0.9)%
Calls – Exchange-Traded – (0.9)%
iShares Core U.S. Aggregate Bond ETF, September Strike Price $104,
Expires 9/15/23 ............................................... (337) $ (3,504,800) $ (29,487)
iShares iBoxx $ Investment Grade Corporate Bond ETF, April Strike Price
$110, Expires 4/03/23 .......................................... (393) (4,323,000) (786)
iShares iBoxx $ Investment Grade Corporate Bond ETF, April Strike Price
$110, Expires 4/14/23 .......................................... (342) (3,762,000) (24,282)
iShares iBoxx $ Investment Grade Corporate Bond ETF, April Strike Price
$111, Expires 4/14/23 .......................................... (288) (3,196,800) (11,088)
(65,643)
Total Written Options (Premiums Received $56,461) .................................................. $ (65,643)

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

† Less than 0.05%
(a) Securities with an aggregate market value of $1,044,084 have been pledged as collateral for options as of March 31, 2023.
(b) Affiliated fund managed by Simplify Asset Management Inc.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 26 $ 2,987,969 6/21/23 $ 28,644
Short position contracts:
S&P 500 E-Mini Future ............................ (2) (413,775) 6/16/23 (6,140)
Total net unrealized appreciation $ 22,504
At March 31, 2023, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
Morgan Stanley Custom Junk
Index* 2/15/2024 4.53%(c)
Morgan Stanley Capital
Services LLC 85,461 $ (4,165)
Morgan Stanley Custom Quality
Index* 2/15/2024 5.23%(c)
Morgan Stanley Capital
Services LLC (113,504) 5,262
$ 1,097
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Junk Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Alcoa Corp ..................................................... (22) $ (915) 1.02%
Celanese Corp., Class A .......................................... (3) (282) 0.31%
Chemours Co. (The) ............................................. (30) (897) 1.00%
Cleveland-Cliffs Inc .............................................. (48) (888) 0.99%
Sylvamo Corp. .................................................. (19) (888) 0.99%
United States Steel Corp .......................................... (35) (914) 1.01%
(4,784)
Communications
Altice USA Inc, Class A ........................................... (240) (820) 0.91%
AT&T Inc ...................................................... (66) (1,263) 1.40%
Cable One, Inc. ................................................. (1) (871) 0.97%
Charter Communications, Inc., Class A .............................. (3) (995) 1.11%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Communications (continued)
CommScope Holding Co Inc ....................................... (71) $ (451) 0.50%
DISH Network Corp, Class A ...................................... (87) (814) 0.91%
Frontier Communications Parent, Inc. ............................... (36) (812) 0.90%
Lumen Technologies Inc .......................................... (333) (882) 0.98%
Lyft, Inc., Class A ................................................ (28) (260) 0.29%
Nexstar Media Group Inc, Class A .................................. (5) (921) 1.02%
Telephone and Data Systems Inc ................................... (63) (667) 0.74%
Viasat Inc ...................................................... (24) (824) 0.92%
Warner Bros Discovery, Inc. ....................................... (69) (1,043) 1.16%
(10,623)
Consumer, Cyclical
Alaska Air Group Inc ............................................. (22) (905) 1.01%
American Airlines Group Inc ....................................... (64) (938) 1.04%
Caesars Entertainment Inc ........................................ (20) (971) 1.08%
Carnival Corp .................................................. (101) (1,023) 1.14%
Delta Air Lines Inc ............................................... (28) (963) 1.07%
Foot Locker, Inc. ................................................ (21) (827) 0.92%
Gap, Inc. (The) ................................................. (88) (881) 0.98%
Hanesbrands Inc ................................................ (164) (864) 0.96%
JetBlue Airways Corp ............................................ (124) (900) 1.00%
Kohl's Corp .................................................... (37) (869) 0.97%
Macy's, Inc. .................................................... (46) (796) 0.89%
MGM Resorts International ........................................ (22) (964) 1.07%
Newell Brands, Inc. .............................................. (71) (883) 0.98%
Norwegian Cruise Line Holdings .................................... (67) (907) 1.01%
Peloton Interactive Inc, Class A .................................... (50) (569) 0.63%
Penn Entertainment, Inc. .......................................... (32) (955) 1.06%
Petco Health & Wellness Co Inc, Class A ............................. (87) (786) 0.87%
Pvh Corp. ..................................................... (11) (996) 1.11%
Qurate Retail Inc, Series A ........................................ (326) (322) 0.36%
RH ........................................................... (4) (853) 0.95%
Royal Caribbean Cruises Ltd ...................................... (14) (940) 1.05%
Scotts Miracle-GRO Co. (The) ..................................... (12) (815) 0.91%
SIX Flags Entertainment Corp. ..................................... (34) (910) 1.01%
Southwest Airlines Co ............................................ (30) (990) 1.10%
Travel + Leisure Co .............................................. (22) (852) 0.95%
United Airlines Holdings Inc ....................................... (21) (921) 1.02%
Victoria's Secret & Co. ........................................... (28) (965) 1.07%
Walgreens Boots Alliance Inc ...................................... (24) (831) 0.92%
WESCO International, Inc. ........................................ (6) (914) 1.02%
(25,310)
Consumer, Non-cyclical
Adt, Inc. ....................................................... (123) (891) 0.99%
Avis Budget Group, Inc. .......................................... (5) (891) 0.99%
Clarivate PLC .................................................. (86) (812) 0.90%
Coty Inc, Class A ................................................ (79) (957) 1.06%
DaVita, Inc. .................................................... (11) (924) 1.03%
Driven Brands Holdings, Inc. ...................................... (18) (533) 0.59%
Dun & Bradstreet Holdings, Inc. .................................... (56) (655) 0.73%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Elanco Animal Health, Inc. ........................................ (91) $ (851) 0.95%
Guardant Health Inc ............................................. (32) (749) 0.83%
Hertz Global Holdings, Inc. ........................................ (53) (871) 0.97%
Nektar Therapeutics, Class A ...................................... (242) (170) 0.19%
Olaplex Holdings, Inc. ............................................ (80) (343) 0.38%
Organon & Co .................................................. (40) (952) 1.06%
Pediatrix Medical Group, Inc. ...................................... (47) (700) 0.78%
Perrigo Co PLC ................................................. (24) (862) 0.96%
Post Holdings Inc ............................................... (9) (835) 0.93%
Sabre Corp .................................................... (156) (670) 0.75%
Shift4 Payments, Inc., Class A ..................................... (13) (951) 1.06%
Sotera Health Co ................................................ (48) (865) 0.96%
StoneCo Ltd, Class A ............................................ (70) (668) 0.74%
Syneos Health, Inc., Class A ....................................... (25) (902) 1.00%
Tenet Healthcare Corp. ........................................... (16) (937) 1.04%
TreeHouse Foods Inc ............................................ (11) (548) 0.61%
Viatris Inc ...................................................... (93) (898) 1.00%
(18,435)
Energy
Antero Resources Corp. .......................................... (39) (898) 1.00%
APA Corp ...................................................... (28) (996) 1.11%
Cheniere Energy Inc ............................................. (6) (936) 1.04%
Enviva, Inc. .................................................... (16) (468) 0.52%
EQT Corp ..................................................... (20) (626) 0.70%
Kosmos Energy Ltd .............................................. (137) (1,018) 1.13%
Occidental Petroleum Corp ........................................ (16) (979) 1.09%
Ovintiv, Inc. .................................................... (26) (926) 1.03%
Pbf Energy, Inc., Class A .......................................... (19) (841) 0.93%
Range Resources Corp. .......................................... (36) (941) 1.05%
Southwestern Energy Co. ......................................... (181) (906) 1.01%
Sunrun Inc ..................................................... (44) (876) 0.97%
(10,411)
Financial
Air Lease Corp, Class A .......................................... (23) (890) 0.99%
Industrial
Berry Global Group Inc ........................................... (15) (910) 1.01%
Coherent Corp. ................................................. (24) (916) 1.02%
FedEx Corp .................................................... (5) (1,078) 1.20%
Gates Industrial Corp PLC ........................................ (65) (896) 1.00%
General Electric Co .............................................. (9) (828) 0.92%
O-I Glass Inc, Class I ............................................ (41) (921) 1.02%
Ryder System Inc ............................................... (10) (889) 0.99%
Silgan Holdings Inc .............................................. (4) (225) 0.25%
Spirit AeroSystems Holdings In, Class A ............................. (28) (980) 1.09%
Vertiv Holdings Co, Class A ....................................... (64) (919) 1.02%
Westrock Co ................................................... (32) (968) 1.08%
Xpo, Inc. ...................................................... (26) (827) 0.92%
(10,357)

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology
Applovin Corp., Class A ........................................... (48) $ (752) 0.84%
Dell Technologies Inc, Class C ..................................... (20) (807) 0.90%
DXC Technology Co ............................................. (37) (954) 1.06%
Everbridge Inc .................................................. (13) (435) 0.48%
Kyndryl Holdings, Inc. ............................................ (63) (927) 1.03%
MKS Instruments, Inc. ............................................ (10) (871) 0.97%
NCR Corp ..................................................... (40) (937) 1.04%
Ringcentral, Inc., Class A ......................................... (26) (811) 0.90%
Western Digital Corp ............................................. (21) (796) 0.88%
Xerox Holdings Corp ............................................. (57) (872) 0.97%
Zoominfo Technologies, Inc., Class A ................................ (39) (952) 1.06%
(9,114)
Total ....................................................................... $ (89,924) 100.00%
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Quality Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Ecolab Inc ..................................................... 7 $ 1,181 0.99%
International Flavors & Fragra ..................................... 14 1,263 1.06%
Sherwin-Williams Co. (The) ....................................... 5 1,180 0.99%
3,624
Communications
Interpublic Group of Cos., Inc. (The) ................................. 34 1,274 1.07%
Match Group, Inc. ............................................... 31 1,195 1.00%
Omnicom Group Inc ............................................. 13 1,251 1.05%
Sirius XM Holdings Inc ........................................... 312 1,240 1.04%
4,960
Consumer, Cyclical
AutoZone Inc ................................................... 0 1,156 0.97%
Core & Main Inc, Class A ......................................... 53 1,230 1.03%
Domino's Pizza Inc .............................................. 4 1,199 1.01%
Hilton Worldwide Holdings, Inc. .................................... 8 1,178 0.99%
Home Depot, Inc. (The) ........................................... 4 1,164 0.98%
LKQ Corp ..................................................... 21 1,208 1.01%
Lululemon Athletica, Inc. .......................................... 4 1,411 1.18%
NVR, Inc. ...................................................... 0 1,190 1.00%
O'Reilly Automotive Inc ........................................... 1 1,179 0.99%
Pool Corp ..................................................... 3 1,125 0.94%
Thor Industries Inc .............................................. 14 1,135 0.95%
Wyndham Hotels & Resorts Inc .................................... 17 1,143 0.96%
Yum! Brands Inc ................................................ 9 1,181 0.99%
15,499
Consumer, Non-cyclical
Abbott Laboratories .............................................. 12 1,177 0.99%
AbbVie, Inc. .................................................... 7 1,175 0.98%
Automatic Data Processing, Inc. .................................... 5 1,186 0.99%
Avantor, Inc. ................................................... 55 1,171 0.98%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Avery Dennison Corp ............................................ 7 $ 1,187 1.00%
Centene Corp .................................................. 18 1,130 0.95%
Chemed Corp. .................................................. 2 1,184 0.99%
Church & Dwight Co., Inc. ......................................... 13 1,166 0.98%
Cigna Corp. .................................................... 4 1,074 0.90%
Cintas Corp. ................................................... 3 1,216 1.02%
CVS Health Corp ................................................ 15 1,120 0.94%
Elevance Health, Inc. ............................................ 2 1,145 0.96%
General Mills, Inc. ............................................... 14 1,200 1.01%
Global Payments Inc ............................................. 11 1,202 1.01%
Grand Canyon Education Inc ...................................... 10 1,194 1.00%
Hershey Co. (The) ............................................... 5 1,183 0.99%
Kraft Heinz Co. (The) ............................................ 30 1,153 0.97%
Molina Healthcare, Inc. ........................................... 4 1,166 0.98%
Philip Morris International In ....................................... 12 1,149 0.96%
Procter & Gamble Co. (The) ....................................... 8 1,191 1.00%
ResMed, Inc. ................................................... 5 1,196 1.00%
Rollins Inc ..................................................... 31 1,180 0.99%
UnitedHealth Group, Inc. .......................................... 2 1,154 0.97%
Verisk Analytics Inc, Class A ....................................... 6 1,211 1.02%
28,110
Energy
Antero Midstream Corp. .......................................... 114 1,198 1.00%
Dt Midstream, Inc. ............................................... 24 1,177 0.99%
ONEOK Inc .................................................... 19 1,186 0.99%
Texas Pacific Land Corp. ......................................... 1 1,212 1.02%
4,773
Financial
Aon PLC, Class A ............................................... 4 1,253 1.05%
Arthur J Gallagher & Co .......................................... 6 1,228 1.03%
Brown & Brown Inc .............................................. 21 1,221 1.02%
Cboe Global Markets Inc .......................................... 9 1,248 1.05%
CME Group, Inc., Class A ......................................... 6 1,191 1.00%
Digital Realty Trust Inc ........................................... 11 1,061 0.89%
EastGroup Properties, Inc. ........................................ 7 1,167 0.98%
Extra Space Storage, Inc. ......................................... 7 1,175 0.99%
Intercontinental Exchange Inc ...................................... 12 1,215 1.02%
Life Storage, Inc. ................................................ 10 1,258 1.06%
NASDAQ, Inc. .................................................. 22 1,197 1.00%
National Storage Affiliates Tr ....................................... 27 1,134 0.95%
Omega Healthcare Investors Inc ................................... 40 1,097 0.92%
Prologis Inc .................................................... 9 1,181 0.99%
16,626
Industrial
Agilent Technologies, Inc. ......................................... 8 1,173 0.98%
Allegion plc .................................................... 11 1,168 0.98%
AMETEK, Inc. .................................................. 8 1,232 1.03%
Amphenol Corp, Class A .......................................... 15 1,221 1.02%
CH Robinson Worldwide Inc ....................................... 12 1,157 0.97%
Crown Holdings, Inc. ............................................. 15 1,205 1.01%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Dover Corp .................................................... 8 $ 1,230 1.03%
Fortune Brands Innovations, Inc. ................................... 20 1,187 1.00%
Lockheed Martin Corp. ........................................... 2 1,135 0.95%
Masco Corp. ................................................... 23 1,126 0.95%
Mettler-Toledo International, Inc. .................................... 1 1,209 1.01%
Middleby Corp. (The) ............................................ 8 1,199 1.01%
Nordson Corp .................................................. 6 1,224 1.03%
Otis Worldwide Corp ............................................. 14 1,182 0.99%
Rockwell Automation, Inc. ......................................... 4 1,205 1.01%
Sealed Air Corp. ................................................ 25 1,165 0.98%
19,018
Technology
Accenture PLC, Class A .......................................... 5 1,319 1.11%
Adobe, Inc. .................................................... 3 1,313 1.10%
Black Knight Inc ................................................ 20 1,176 0.99%
Broadcom, Inc. ................................................. 2 1,165 0.98%
Broadridge Financial Solutions ..................................... 8 1,223 1.03%
CACI International Inc, Class A ..................................... 4 1,190 1.00%
Cognizant Technology Solutions Corp., Class A ........................ 20 1,213 1.02%
Fidelity National Information Services, Inc. ............................ 22 1,197 1.00%
Fiserv, Inc. ..................................................... 10 1,176 0.98%
International Business Machines Corp. .............................. 9 1,208 1.01%
Intuit, Inc. ...................................................... 3 1,247 1.04%
KLA Corp. ..................................................... 3 1,225 1.03%
Paychex, Inc. ................................................... 11 1,217 1.02%
SS&C Technologies Holdings Inc ................................... 21 1,192 1.00%
Texas Instruments, Inc. ........................................... 7 1,212 1.02%
Tyler Technologies, Inc. ........................................... 3 1,228 1.03%
Zebra Technologies Corp, Class A .................................. 4 1,256 1.05%
20,757
Utilities
AES Corp. (The) ................................................ 49 1,187 1.00%
Alliant Energy Corp .............................................. 21 1,143 0.96%
Edison International ............................................. 17 1,177 0.99%
Essential Utilities, Inc. ............................................ 26 1,146 0.96%
OGE Energy Corp. .............................................. 32 1,199 1.00%
5,852
Total ....................................................................... $ 119,219 100.00%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)

Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify Interest
Rate Hedge
ETF $ 32,075 $ 755,376 $ (160,998) $ 14,130 $ (29,742) $ 610,841 10,022 $ 299 $ —
Simplify Volatility
Premium
ETF — 653,269 — — (769) 652,500 30,000 6,400 —
$ 32,075 $ 1,408,645 $ (160,998) $ 14,130 $ (30,511) $ 1,263,341 40,022 $ 6,699 $ —
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 73.0%
U.S. Government Obligations ....................................................................... 12.2%
Purchased Options ............................................................................... 0.0%†
Total Investments ................................................................................ 85.2%
Other Assets in Excess of Liabilities .................................................................. 14.8%
Net Assets ..................................................................................... 100.0%